PREPAYMENT (Tables)	6 Months Ended
Mar. 31, 2025
Schedule Of Prepayments
SCHEDULE OF PREPAYMENTS

Prepayment consist of the following:

	As of
	March 31, 2025	September 30, 2024

Development of Enterprise Planning System*	$1,854,780	$1,857,310
Prepaid marketing expenses**	1,922,434	2,670,240
Total	3,777,214	4,527,550
Less: Amount classified as non-current assets	(434,690)	(1,179,873)
Amount classified as current assets	$3,342,524	$3,347,677

*	Pursuant to the software development agreement, development of Enterprise Resources Planning System is expected to be completed in coming year.

**	Prepaid marketing expenses were made to vendors for 2-year marketing services including investor relations, media coverage, advertising and monitoring of social media, production of marketing materials and translation services.